Interest rate benchmark reform	6 Months Ended
Jun. 30, 2023
Interest Rate Benchmark Reform [Abstract]
Interest rate benchmark reform	Interest rate benchmark reform
Following the financial crisis, the reform and replacement of benchmark interest rates such as LIBOR became a priority for global regulators. The FCA and other global regulators instructed market participants to prepare for the cessation of most LIBOR rates after the end of 2021, and to adopt “Risk Free Rates” (RFRs).

Barclays established a Barclays Group-wide LIBOR Transition Programme, which aims to drive strategic execution and identify, manage and resolve keys risks and issues as they arise.

Whilst EUR and CHF LIBOR ceased to be published after 31 December 2021, a synthetic version of GBP and JPY LIBOR was made available for certain tenors for a limited period of time, to mitigate the risk of widespread disruption to legacy contracts which had not transitioned by end-2021.

•Synthetic JPY LIBOR tenors ceased permanently at the end of 2022 in line with an announcement made by the FCA on 29 September 2022.
•1- and 6-month synthetic GBP LIBOR tenors ceased permanently after 31 March 2023 in line with the announcement made by the FCA on 29 September 2022.
•3-month synthetic GBP LIBOR remains available until 31 March 2024 as per an announcement made by the FCA on 23rd November 2022.

In addition, GBP LIBOR ICE Swap Rate and JPY LIBOR Tokyo Swap Rate ceased to be published at the end of 2021.

All of the Barclays Bank Group’s exposure to JPY LIBOR and JPY LIBOR Tokyo Swap Rates and to 1- and 6-month GBP LIBOR have now been remediated with only residual exposure remaining to 3-month synthetic GBP LIBOR and GBP LIBOR ICE Swap Rates.

For USD LIBOR, certain actively used tenors continued to be published after 2021. However, in line with the US banking regulators’ joint statement, the Barclays Bank Group ceased issuing or entering into new contracts that use USD LIBOR as a reference rate from 31 December 2021, other than in relation to those allowable use cases set out under the FCA’s prohibition notice (ref 21A). The overnight and 12-month USD LIBOR tenors ceased to be published after 30 June 2023, with synthetic versions of the 1-, 3- and 6-month USD LIBOR tenors made available for a limited period of time until 30 September 2024. The synthetic versions are for use in legacy contracts only, to help ensure an orderly wind-down of USD LIBOR, as outlined in a statement made by the FCA on 3 April 2023.

In addition, the USD LIBOR ICE Swap Rate ceased to be published at the end of June 2023.

During H123, the Barclays Group-wide LIBOR Transition Programme focused on the remediation of its exposure to the benchmarks which ceased at the end of June 2023. The majority of the Barclays Bank Group’s’ exposure to those rates is now considered remediated contractually via central clearing counterparties (CCP) led conversions for cleared derivatives and actively negotiated conversion or insertion of fallbacks to RFRs for other products. In addition to this, whilst active transition and fallback insertion were attempted in most cases, there were also exposures under certain US law governed contracts which were transitioned pursuant to the US Federal Legislation (the Adjustable Interest Rate (LIBOR) Act) at the end of June 2023.

The Barclays Bank Group continues to (i) identify, manage and mitigate key risks and issues as they arise, (ii) work with clients and counterparties to remediate any trades which remain on synthetic LIBOR or on the GBP or USD LIBOR ICE Swap Rates and (iii) remain on track to meet the associated industry deadlines.